FAIR VALUE OF FINANCIAL INSTRUMENTS - Amortized Cost for which Fair Value is Disclosed (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 184,231	$ 146,083
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	7,841	6,376
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	92	91
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	6,467	6,918
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	52,386	30,214
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	70,875	67,159
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	6,111	3,640
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	299	2,355
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	2,222	2,562
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	73	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary equity obligations | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 2,170	$ 2,151